UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2023

Date of reporting period:	2/28/2023

Item 1 – Reports to Stockholders

PGIM NATIONAL MUNI FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM National Muni Fund informative and useful. The report covers performance for the six-month period ended February 28, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM National Muni Fund

April 14, 2023

PGIM National Muni Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 2/28/23
		(with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	0.42	-7.89	0.58	1.31	—

Class C	0.00	-6.52	0.42	0.85	—

Class Z	0.55	-4.49	1.49	1.90	—

Class R6	0.59	-4.42	1.59	N/A	1.38 (12/04/2017)

Bloomberg 1-15 Year Municipal Index

	0.78	-2.98	1.74	1.92	—

Average Annual Total Returns as of 2/28/23 Since Inception (%)

Class R6
(12/04/2017)
Bloomberg 1-15 Year Municipal Index	1.59

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg 1-15 Year Municipal Index—The Bloomberg 1–15 Year Municipal Index (Index) is a subset of the Bloomberg US Municipal Index that covers the USD-denominated long-term tax-exempt bond market. The Bloomberg US Municipal Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Index contains bonds with maturities between 1 and 15 years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM National Muni Fund    5

Your Fund’sPerformance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/23 (%)

AAA	9.7

AA	39.6

A	41.5

BBB	3.9

Not Rated	3.4

Cash/Cash Equivalents	1.9

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/23

			Taxable Equivalent			Taxable Equivalent
	Total		30-Day Subsidized			30-Day Unsubsidized
	Dividends	SEC 30-Day	Yield*** at Federal		SEC 30-Day	Yield*** at Federal
	Paid for	Subsidized	Tax Rates of		Unsubsidized	Tax Rates of
	Six Months ($)	Yield* (%)	37.0%	40.8%	Yield** (%)	37.0%	40.8%

Class A	0.15	2.72	4.32	4.59	2.70	4.29	4.56

Class C	0.09	1.95	3.10	3.29	1.92	3.05	3.24

Class Z	0.16	3.08	4.89	5.20	3.01	4.78	5.08

Class R6	0.17	3.15	5.00	5.32	3.10	4.92	5.24

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM National Muni Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM National Muni Fund		Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,004.20	0.62%	$3.08

	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

Class C	Actual	$1,000.00	$1,000.00	1.48%	$7.34

	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

Class Z	Actual	$1,000.00	$1,005.50	0.36%	$1.79

	Hypothetical	$1,000.00	$1,023.01	0.36%	$1.81

Class R6	Actual	$1,000.00	$1,005.90	0.29%	$1.44

	Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2023, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.4%

MUNICIPAL BONDS 97.7%

Alabama 2.8%

Alabama Pub. Sch. & Clg. Auth. Rev.,
Social Bonds, Series A, Rfdg.	5.000%	11/01/28	1,265	$1,413,700
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	7,815	7,668,976
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,814,494
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,243,902
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	2,285	2,255,644
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	999,532
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	510,541
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	512,087
Mobile Indl. Dev. Brd. Rev.,
Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	934,975
Selma Indl. Dev. Brd. Rev.,
Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,496,844
Southeast Alabama Gas Sply. Dist. Rev.,
Proj. No. 2, Series A (Mandatory put date 06/01/24)	4.000(cc)	06/01/49	1,365	1,353,964

				25,204,659

Alaska 0.8%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,706,570
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,721,040
Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,445,835
Northern Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,081,914

				6,955,359

Arizona 2.8%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B, 3 Month LIBOR + 0.810%	3.995(c)	01/01/37	2,280	2,159,479
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp. Proj., Series A, Rfdg.	5.000	02/01/28	1,000	1,096,173
Phoenix Children’s Hosp., Series A	5.000	02/01/29	650	724,415

See Notes to Financial Statements.

PGIM National Muni Fund    9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Arizona Indl. Dev. Auth. Rev., (cont’d.)
Phoenix Children’s Hosp., Series A	5.000%	02/01/30	300	$339,081
Chandler Indl. Dev. Auth. Rev.,
Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,043,261
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Banner Hlth., Series A	5.000	01/01/41	1,140	1,172,103
Maricopa Cnty. Spl. HealthCare Dist.,
Series D, GO	5.000	07/01/28	850	940,395
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,153,143
Jr. Lien, Series B, AMT	5.000	07/01/49	1,630	1,663,214
Series A, AMT	5.000	07/01/47	2,000	2,042,676
Sr. Lien, AMT	5.000	07/01/48	2,000	2,048,156
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,204,744
Pima Cnty. Indl. Dev. Auth. Rev.,
Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,000,020
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Forward Delivery Salt River Proj., Series A, Rfdg.	5.000	01/01/27	1,200	1,297,322
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,800	2,914,221
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,244,236

				25,042,639

Arkansas 0.3%

Fayetteville Sales & Use Tax Rev.,
Sales & Use Tax	2.875	11/01/32	3,000	2,844,795

California 5.0%

Anaheim Pub. Fing. Auth. Lease Rev.,
Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	2,675	2,739,811
California Hlth. Facs. Fing. Auth. Rev.,
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,017,692
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM,
TCRs	5.000	05/15/29	1,000	1,073,362
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	974,352
California St.,
GO	5.000	03/01/45	3,000	3,076,377
GO, Rfdg.	4.000	09/01/26	3,000	3,110,413
GO, Rfdg.	5.000	08/01/45	500	514,900

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

California St., (cont’d.)
GO, Rfdg.	5.000%	08/01/46	1,500	$1,559,645
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,103,695
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/28	3,255	3,552,489
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/29	1,400	1,522,773
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/35	1,545	1,723,630
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,348,405
Series A	5.500	11/15/37	1,000	1,062,892
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/29	2,000	2,005,488
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,507,835
Sr. Series C, AMT	5.000	05/15/28	1,075	1,161,143
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,035,182
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series B	5.000	07/01/34	2,500	2,517,083
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,000	2,416,153
Pittsburg Redev. Agcy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC,
CABS	3.663(t)	08/01/25	2,000	1,831,487
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/38	1,000	1,005,139
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/43	2,000	2,010,414
San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,001,808
Walnut Energy Ctr. Auth. Rev.,
Rfdg.	5.000	01/01/34	800	823,414

				44,695,582

Colorado 4.8%

Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	1,834,887
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/29	2,070	2,248,197
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/34	2,500	2,667,906
Commonspirit Hlth., Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	2,465	2,568,831
Intermountain Healthcare, Series C, Rfdg.
(Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,000	3,319,412

See Notes to Financial Statements.

PGIM National Muni Fund    11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Colorado Springs Co. Util. Sys. Rev.,
Series A-4	5.000%	11/15/43	3,080	$3,283,604
Colorado St.,
COP	6.000	12/15/41	4,000	4,765,492
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,119,473
Series A, Rfdg., AMT	5.000	11/15/29	3,000	3,257,069
Series A, Rfdg., AMT	5.500	11/15/40	3,750	4,190,161
Sub. Sys., Series A, AMT	5.500	11/15/26	1,650	1,668,352
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,417,387
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,044,663
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,108,612
E-470 Pub. Hwy. Auth. Rev.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	1,160	1,265,091
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,275	1,415,496
Sr. Series B, NATL	3.168(t)	09/01/25	2,000	1,848,385
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	421,849
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	425,550

				42,870,417

Connecticut 1.1%

Connecticut St.,
Series B, GO, Rfdg.	5.000	05/15/25	2,120	2,207,261
Series C, GO	5.000	06/15/28	1,200	1,323,946
Connecticut St. Hlth. & Ed. Facs. Auth. Rev.,
Rmkt., Series 2015-A, Rfdg. (Mandatory put date 07/12/24)	0.375(cc)	07/01/35	1,000	965,022
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,185,115
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,000	1,079,112
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,344,692

				10,105,148

District of Columbia 2.3%

Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000	07/01/49	1,275	1,208,848
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,407,400

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia (cont’d.)

Dist. of Columbia Rev., (cont’d.)
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000%	07/01/43	850	$857,442
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	731,352
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,260,282
Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,240,844
Series C, Rfdg.	5.000	12/01/28	1,500	1,677,042
Dist. of Columbia Wtr. & Swr. Auth. Rev.,
Sub. Lien, Series A, Rfdg.	5.000	10/01/39	1,650	1,721,749
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll
Road Rev.,
Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,082,370
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,635,750
Rfdg., AMT	5.000	10/01/26	3,860	4,035,003
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,009,482

				20,867,564

Florida 7.3%

Brevard Cnty. Hlth. Facs. Auth. Rev.,
Hlth. First Oblig. Grp., Series A, Rfdg.	5.000	04/01/47	445	461,162
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,018,832
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,517,279
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,172,631
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	1,918,322
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,623,363
Sr. Lien, Series D	5.000	07/01/29	780	876,122
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,020,488
Florida Dev. Fin. Corp. Rev.,
Brightline Passenger Rail Expansion Proj., Rmkt.,
Series A (Mandatory put date 04/04/23)	2.900(cc)	12/01/56	4,000	3,996,835
Mater Academy Proj., Series A	5.000	06/15/56	500	457,936
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	571,374
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,250	1,271,923
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,466,107
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,152,455

See Notes to Financial Statements.

PGIM National Muni Fund    13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Grtr. Orlando Avtn. Auth. Rev., (cont’d.)
Series A, AMT	5.000%	10/01/28	1,500	$1,597,163
Series A, AMT	5.000	10/01/54	1,500	1,530,597
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT
(Pre-refunded date 10/01/23)(ee)	5.000	10/01/25	1,270	1,280,352
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,600,277
JEA Elec. Sys. Rev.,
Sub. Series A, Rfdg.	5.000	10/01/28	7,000	7,728,732
Lee Cnty. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,186,006
Miami Beach Redev. Agcy.,
Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,504,807
Miami Dade Cnty. Wtr. & Swr. Sys. Rev.,
Sub. Series	5.000	10/01/27	2,215	2,417,655
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,414,354
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,591,540
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,018,947
Orlando Util. Commn. Rev.,
Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	2,936,583
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	514,885
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,241,787
South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,088,004
Village CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	305	312,795
Spl. Assmt., Rfdg.	4.000	05/01/28	315	321,823
Spl. Assmt., Rfdg.	4.000	05/01/29	335	341,886
Village CDD No. 7,
Spl. Assmt., Rfdg.	4.000	05/01/23	995	995,028
Village CDD No. 13,
Spl. Assmt.	3.375	05/01/34	480	417,057
Spl. Assmt., 144A	2.625	05/01/30	980	844,624

				65,409,731

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia 3.7%

Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000%	07/01/28	3,000	$3,203,032
Series B, Rfdg., AMT	5.000	07/01/29	830	893,528
Series B, Rfdg., AMT	5.000	07/01/30	3,500	3,800,746
Georgia Ports Auth. Rev.,
Arpt. & Marina Imps.	5.000	07/01/29	1,250	1,423,772
Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,792,216
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	1,995,819
Series B (Mandatory put date 03/01/30)	5.000(cc)	07/01/53	2,000	2,108,607
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	1,290	1,286,680
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	5,000	4,940,441
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,000	981,435
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	3,240	3,238,641
Monroe Cnty. Dev. Auth. Rev.,
GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	948,338
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	2,050	2,058,611
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,481,201
Priv. Clgs. & Univs. Auth. Rev.,
Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	2,120	2,162,579

				33,315,646

Hawaii 0.9%

Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,010,633
Series A, AMT	5.000	07/01/48	3,000	3,059,206
Series A, AMT	5.000	07/01/51	1,500	1,542,287
Hawaii St. Dept. Budget & Fin. Rev.,
Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,560	2,578,234

				8,190,360

Illinois 11.4%

Chicago,
Chicago Works, Series A, GO	5.500	01/01/41	1,000	1,034,143
Series B-Exchange, GO, Rfdg.	4.000	01/01/28	1,855	1,826,504
Series C, GO, Rfdg.	5.000	01/01/24	340	340,930
Chicago Brd. of Ed. Rev.,
Spl. Tax	5.000	04/01/46	1,000	964,781

See Notes to Financial Statements.

PGIM National Muni Fund    15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000%	01/01/33	1,310	$1,340,696
Series B, Rfdg.	5.000	01/01/32	1,500	1,547,958
Sr. Lien, Series D	5.250	01/01/42	2,000	2,089,686
Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,051,314
Chicago Wstewtr. Transmn. Rev., 2nd Lien	5.000	01/01/39	2,550	2,557,433
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/29	355	365,745
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	2,450	2,530,271
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,035,795
2nd Lien, Series A	5.000	01/01/47	1,000	1,017,980
Chicago Wtrwks. Rev., 2nd Lien, Rfdg.	5.000	11/01/32	1,325	1,326,115
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,455,582
2nd Lien, Series A-1	5.000	11/01/27	510	528,904
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,553,608
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/33	4,000	4,163,103
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,016,474
Cook Cnty.,
Series A, GO, Rfdg.	5.000	11/15/28	1,050	1,153,793
Cook Cnty. Sales Tax Rev.,
Series A, Rfdg.	5.250	11/15/45	2,000	2,148,095
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,601,256
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,228,682
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,248,327
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,580,895
Illinois St.,
GO	5.000	02/01/24	1,195	1,200,009
GO	5.000	11/01/30	500	517,277
GO	5.000	04/01/31	1,000	1,006,810
GO	5.250	02/01/29	2,000	2,014,858
GO, Rfdg.	5.000	02/01/25	1,380	1,395,719
Series A, GO	5.000	12/01/39	2,500	2,549,980
Series A, GO, Rfdg.	5.000	10/01/28	750	788,168
Series C, GO	5.000	11/01/29	1,100	1,148,580
Series D, GO	5.000	11/01/23	3,730	3,756,443
Series D, GO	5.000	11/01/26	6,150	6,322,339
Series D, GO	5.000	11/01/27	2,340	2,434,253

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000%	06/15/27	3,000	$3,153,832
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,755,023
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,129,176
Series C	5.000	01/01/39	2,000	2,042,977
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,455	3,901,943
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	4.437(t)	12/15/34	10,000	5,958,727
McCormick Place Expansion, Series A, CABS, NATL	4.815(t)	06/15/37	7,500	3,798,894
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded	5.000	06/01/24	1,265	1,282,976
Tob. Set. Funded	5.000	06/01/27	2,975	3,134,686
Tob. Set. Funded	5.000	06/01/28	1,100	1,162,178
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/37	3,605	3,615,359
Sales Tax Secur. Corp. Rev., 2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,348,035
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,638,904
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	930,609

				102,695,825

Indiana 0.6%

Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,398,099
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg.,
AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	562,355
Whiting Rev.,
BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,073,567

				5,034,021

Kansas 0.2%

Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev.,
Impvt., Series A	5.000	09/01/45	2,170	2,209,194

See Notes to Financial Statements.

PGIM National Muni Fund    17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky 2.9%

Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000%(cc)	01/01/49	3,465	$3,441,707
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	8,150	8,089,035
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,348,437
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	800	782,504
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	5,930	5,861,838
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Rfdg. (Mandatory put date 09/01/23)	0.700(cc)	06/01/40	1,000	984,549
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,321,916
Trimble Cnty. Elec. Pwr. & Lt. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg.,
AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	1,962,133

				25,792,119

Louisiana 0.6%

Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	10,429
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,025,382
Tulane Univ. of Louisiana Proj., Series A, Rfdg.	5.000	10/15/48	1,000	1,055,411
Tulane Univ. of Louisiana, Rfdg.	5.000	04/01/29	1,000	1,119,269
Louisiana St. Hwy. Impt. Rev.,
Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,277,449

				5,487,940

Maine 0.3%

Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000	07/01/27	1,200	1,280,836
Maine Hlth., Series A	5.000	07/01/28	1,140	1,231,913

				2,512,749

Maryland 0.1%

Maryland St. Dept. of Trans. Rev.,
Series 2022B, Rfdg.	5.000	12/01/28	1,000	1,117,432

Massachusetts 0.6%

Massachusetts Bay Trans. Auth. Rev.,
Mass. Sales Tax, Series B, Rfdg., NATL	5.500	07/01/27	1,325	1,476,639

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts (cont’d.)

Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.,
Tufts Univ., Series M, Rfdg.	5.500%	02/15/28	3,000	$3,391,177
Massachusetts St. Port Auth. Rev.,
Series A, Rfdg., AMT	5.000	07/01/27	320	338,598

				5,206,414

Michigan 1.2%

Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,115,998
Sr. Series A, Class 1, Rfdg.	5.000	06/01/28	1,500	1,603,760
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	1,000	1,085,940
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	2,250	2,431,705
Sr. Series A, Class 1, Rfdg.	5.000	06/01/33	2,750	3,013,588
Wayne Cnty. Arpt. Auth. Rev.,
Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,500,992

				10,751,983

Minnesota 0.3%

Minneapolis St. Paul Metropolitan Arpt. Commn. Rev.,
Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,569,506

Mississippi 0.1%

Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	476,267

Missouri 0.9%

Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,523,462
Series C, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/52	4,000	4,328,951

				7,852,413

Nebraska 0.6%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,445	4,461,999
Douglas Cnty. Hosp. Auth. No. 2 Rev.,
Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,318,549

				5,780,548

See Notes to Financial Statements.

PGIM National Muni Fund    19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 7.4%

Camden Cnty. Impvt. Auth. Rev.,
Cooper Hlth. Sys. Oblig. Grp.	5.750%	02/15/42	1,500	$1,502,649
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT
(Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,045,365
American Wtr. Co., Inc., Series B, Rfdg., AMT
(Mandatory put date 06/01/23)	1.200(cc)	11/01/34	1,000	990,592
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT
(Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	526,555
Sch. Facs. Construction	5.000	06/15/29	1,500	1,642,865
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,135,831
Unrefunded Sch. Facs. Construction, Series NN, Rfdg.	5.000	03/01/27	150	150,101
New Jersey Edl. Facs. Auth. Rev.,
Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,526,289
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,563,250
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,076,441
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,622,062
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,007,982
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/25	550	568,779
Sr. Series A, Rfdg.	5.000	12/01/26	700	733,448
New Jersey St. Sales Tax,
Covid-19 GO Emergency Bonds, Series A, GO	5.000	06/01/29	3,455	3,889,091
New Jersey Tpke. Auth. Rev.,
Series A	5.000	01/01/28	1,505	1,542,247
Series A	5.000	01/01/48	2,155	2,252,833
Series A, Rfdg.	5.000	01/01/35	1,000	1,052,871
Series B	5.250	01/01/52	2,000	2,172,583
Series B, Rfdg.	5.000	01/01/27	2,215	2,387,055
Series E, Rfdg.	5.000	01/01/32	4,110	4,497,877
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.000	06/15/27	1,200	1,279,747
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,398,992
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	4,085	4,445,525
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,313,590
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	4,020	4,074,626
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,616,250
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/23	1,305	1,309,838
Series A, Rfdg.	5.000	06/01/25	2,345	2,407,412
Series A, Rfdg.	5.000	06/01/27	2,685	2,831,289

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

Tob. Settlement Fing. Corp. Rev., (cont’d.)
Series A, Rfdg.	5.000%	06/01/28	3,395	$3,622,026
Series A, Rfdg.	5.000	06/01/29	3,030	3,231,448
Series A, Rfdg.	5.000	06/01/30	1,420	1,507,955
Series A, Rfdg.	5.000	06/01/37	2,000	2,052,016

				66,977,480

New Mexico 0.5%

Farmington Rev., 4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,274,365
Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	2,875,014

				4,149,379

New York 5.4%

Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	3,846,263
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,759,713
New York,
Fiscal 2008, Rmkt., Series J-10, GO	5.000	08/01/26	1,000	1,063,401
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,080,535
New York City Muni. Wtr. Fin. Auth. Rev., 2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,074,249
Sub. Series CC-2	5.000	06/15/28	2,330	2,511,826
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec’d., Sub. Fiscal 2015, Series E-1	5.000	02/01/41	3,300	3,372,358
Sub. Series A-2	5.000	08/01/38	2,000	2,115,241
Sub. Series B-1	4.000	08/01/45	1,000	948,313
Sub. Series F-1	5.000	02/01/51	1,850	1,972,985
New York Liberty Dev. Corp. Rev.,
Series 1WTC, Rfdg.	4.000	02/15/43	2,500	2,325,792
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,034,793
Series A, Rfdg.	5.250	03/15/37	1,000	1,091,038
New York St. Environ. Facs. Corp. Rev.,
Clean Wtr. & Drinking Revolving Fds. Pooled Fing.,
Series B, ETM(ee)	5.500	10/15/23	3,750	3,788,267
New York St. Urban Dev. Corp. Rev.,
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,394,351

See Notes to Financial Statements.

PGIM National Muni Fund    21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York St. Urban Dev. Corp. Rev., (cont’d.)
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 2	5.000%	03/15/43	3,000	$3,179,115
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	822,246
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	981,329
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,607,657
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,037,376
Triborough Bridge & Tunnel Auth. Rev.,
Green Bonds, Series E-2B, Rfdg.	5.000	11/15/27	1,500	1,631,480
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,786,410
TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/41	2,000	2,026,962
Utility Debt Secur. Auth. Rev.,
Restructuring Bonds, Series TE-1, Rfdg.	5.000	06/15/28	3,000	3,197,465

				48,649,165

North Carolina 0.6%

Charlotte Mecklenburg Hosp. Auth. Rev.,
Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,100	1,222,368
North Carolina Tpke. Auth. Rev.,
BANS, ETM(ee)	5.000	02/01/24	4,500	4,554,703

				5,777,071

North Dakota 0.1%

Cass Cnty. Joint Wtr. Resource Dist.,
Series A, GO	0.480	05/01/24	1,000	960,971

Ohio 4.5%

Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	485,684
Allen Cnty. Hosp. Facs. Rev.,
Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,234,783
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	2,950	3,132,207
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	1,125	1,212,831
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/31	3,930	4,230,347
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,480	3,746,026

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj., Rfdg.	4.000%	11/01/47	2,400	$2,241,432
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	4,631,224
Lancaster Port Auth. Rev.,
Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,364,042
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	435,915
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,438,276
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B (Mandatory put date 11/01/24)	1.375(cc)	02/01/26	750	702,132
Ohio St.,
Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,085,667
Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	5.000	01/01/28	2,890	3,163,422
Grant Anticipation Rev. Vehicle, Series 1-A	5.000	12/15/28	800	896,060
Ohio Wtr. Dev. Auth. Rev.,
Rfdg.	5.000	06/01/46	9,280	10,126,793

				40,126,841

Oklahoma 0.9%

Oklahoma Tpke. Auth. Rev., 2nd Sr. Series A, Rfdg.	5.000	01/01/28	2,435	2,667,869
Series A	5.000	01/01/42	3,000	3,096,595
Stillwater Util. Auth. Rev.,
Series A	5.000	10/01/39	1,865	1,907,069

				7,671,533

Oregon 0.2%

Oregon Hlth. & Science Univ. Rev.,
Series B-1, Rfdg. (Mandatory put date 02/01/30)	5.000(cc)	07/01/46	2,000	2,207,417

Pennsylvania 5.9%

Allegheny Cnty. Arpt. Auth. Rev.,
Series A, AMT	5.000	01/01/27	2,000	2,098,637
Bucks Cnty. Indl. Dev. Auth. Rev.,
Grand View Hosp. Proj.	5.000	07/01/25	350	350,653
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	2,405	2,485,539

See Notes to Financial Statements.

PGIM National Muni Fund    23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Comnwlth. Fing. Auth. Rev., (cont’d.)
Tob. Mstr. Settlement Payment Bonds	5.000%	06/01/28	2,280	$2,476,085
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,095	1,164,663
Delaware Vlly. Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	2,290	2,555,844
Geisinger Auth. Rev.,
Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,100	1,157,349
Gen. Auth. of Southcentral Pennsylvania Rev.,
Wellspan Hlth. Oblig. Grp., Series A, Rfdg.
(Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,000	3,060,330
Lehigh Cnty. Gen. Purp. Auth. Rev.,
Lehigh Vlly. Academy Regl. Chrt. Sch.	4.000	06/01/57	1,445	1,064,082
Luzerne Cnty. Indl. Dev. Auth. Rev.,
Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,115,901
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500	06/30/42	3,025	3,249,857
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,140,409
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/49	2,245	2,336,322
Pennsylvania St. Univ. Rev.,
Series A	5.000	09/01/41	2,400	2,504,499
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000	12/01/38	1,000	1,022,825
Series A	5.000	12/01/49	2,150	2,234,461
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,536,171
Series A-2, Rfdg.	5.000	12/01/28	870	947,578
Series B	5.000	12/01/45	7,145	7,299,578
Sub. Series A-1	5.000	12/01/25	1,425	1,493,846
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,103,208
Sub. Series B-1	5.250	06/01/47	2,000	2,074,274
Philadelphia Arpt. Rev.,
Priv. Activ., Rfdg., AMT	5.000	07/01/27	1,125	1,184,898
Philadelphia Auth. for Indl. Dev. Rev.,
Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,092,240
Philadelphia Gas Wks. Co. Rev., 16th Series A, AGM	5.000	08/01/28	625	684,317
16th Series A, AGM	5.000	08/01/29	1,000	1,111,068

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Philadelphia Wtr. & Wstewtr. Rev.,
Series A	5.000%	11/01/27	1,180	$1,284,548
Univ. of Pittsburgh Comnwlth. Sys. of Higher Ed. Rev.,
Rfdg.	4.000	04/15/26	2,395	2,468,667

				53,297,849

Puerto Rico 2.5%

Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	4.962(t)	07/01/24	12,170	11,395,317
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	822,710
Restructured, Series A-1	4.750	07/01/53	4,413	3,956,629
Series A-1, CABS	4.675(t)	07/01/24	1,131	1,063,002
Series A-1, CABS	4.879(t)	07/01/27	6,342	5,144,308

				22,381,966

Rhode Island 1.0%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,173,464
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/24	680	688,512
Series A, Rfdg.	5.000	06/01/40	4,350	4,371,509

				9,233,485

South Carolina 1.2%

South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,000	922,614
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,057,563
Series A, Rfdg.	5.000	12/01/29	1,300	1,346,622
Series A, Rfdg.	5.000	12/01/31	4,595	5,081,061

				10,407,860

South Dakota 0.1%

Edl. Enhancement Fdg. Corp. Rev.,
Series B, Rfdg. (Pre-refunded date 06/01/23)(ee)	5.000	06/01/27	1,000	1,003,822

See Notes to Financial Statements.

PGIM National Muni Fund    25

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Tennessee 1.6%

Memphis Shelby Cnty. Arpt. Auth. Rev.,
Series A, AMT	5.000%	07/01/25	830	$849,456
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	815,232
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	9,750	9,639,039
Series A	5.250	09/01/26	2,605	2,656,431

				13,960,158

Texas 7.6%

Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	2,000	2,027,855
Series C	5.000	01/01/27	800	829,940
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/40	1,395	1,454,452
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,041,753
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,184,731
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,009,785
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,017,133
Dallas Hotel Occupancy Tax Rev.,
Rfdg.	4.000	08/15/28	1,010	1,017,926
Dallas Independent Sch. Dist.,
GO, Rfdg., PSFG	5.000	02/15/48	3,000	3,250,213
Dallas-Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/27	1,455	1,589,503
Series A, Rfdg.	5.000	11/01/26	1,375	1,472,949
Series B, Rfdg.	5.000	11/01/26	1,475	1,579,039
Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,010,391
Gulf Coast Auth. Rev.,
Exxonmobil Proj. (Mandatory put date 03/01/23)	2.640(cc)	09/01/25	1,100	1,100,000
Exxonmobil Proj. (Mandatory put date 03/01/23)	2.640(cc)	12/01/25	4,555	4,555,000
Exxonmobil Proj., Series B (Mandatory put date 03/01/23)	2.650(cc)	06/01/25	5,100	5,100,000
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Med. Facs. Mtg., Baylor Clg. of Medicine, Series A, Rfdg. (Mandatory put date 07/01/24)	3.846(cc)	11/15/46	2,000	1,993,552
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,380	2,529,461
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,285	1,314,109

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Harris Cnty. Toll Road Auth. Rev., 1st Lien, Series A, Rfdg.	5.000%	08/15/29	1,710	$1,938,916
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	4,615	4,838,778
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	2,000	2,150,876
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,685,967
Series B, Rfdg., AGM	5.000	05/15/28	1,130	1,256,004
Matagorda Cnty. Navigation Dist. No. 1 Rev.,
Cent. Pwr. & Lt., Rmkt., Rfdg., AMT (Mandatory put date 09/01/23)	0.900(cc)	05/01/30	1,250	1,225,147
North Texas Twy. Auth. Rev., 1st Tier Bonds, Series A, Rfdg.	5.000	01/01/25	1,925	1,980,673
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,180	1,239,160
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,292,899
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,640	1,755,447
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,495	1,627,898
Series A, Rfdg.	5.000	01/01/30	1,765	1,854,555
Series B, Rfdg.	5.000	01/01/45	2,000	2,037,417
Tarrant Cnty. Cultrl. Edu. Facs. Fin. Corp. Rev.,
Christus Hlth. Series A (Mandatory put date 07/01/32)	5.000(cc)	07/01/53	3,000	3,338,263
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	506,348
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,517,818
Texas St. Rev.,
Mobility Fund, Series B, GO, Rfdg.	5.000	10/01/36	1,570	1,640,680

				67,964,638

Utah 2.2%

Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/23	2,000	2,006,848
Series A, AMT	5.000	07/01/28	2,070	2,199,269
Series A, AMT	5.250	07/01/48	2,000	2,060,393
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,235	2,361,483
IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	6,900	7,311,792
Utah Telecommunication Open Infrast. Agcy. Rev.,
Rfdg.	5.500	06/01/40	3,210	3,615,730

				19,555,515

See Notes to Financial Statements.

PGIM National Muni Fund    27

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 1.0%

Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys., Series A, Rfdg.	4.000%	05/15/48	2,550	$2,381,415
Hampton Roads Trans. Accountability Commn. Rev.,
BANS, Sr. Lien, Series A	5.000	07/01/26	4,160	4,415,376
Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj.
Rfdg.	4.000	01/01/30	1,750	1,772,665
Wise Cnty. Indl. Dev. Auth. Rev.,
VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	720,851

				9,290,307

Washington 2.6%

King Cnty.,
Series A, GO	5.000	01/01/28	1,000	1,100,633
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	8,145	8,388,954
Series A, AMT	5.000	05/01/43	1,675	1,712,942
Univ. of Washington Rev.,
Forward Delivery, Series C, Rfdg.	5.000	04/01/32	1,460	1,680,812
Washington Econ. Dev. Fin. Auth. Rev.,
Mura Cascade ELP LLC Proj. Rfdg., AMT (Mandatory put date 12/08/23), 144A	3.900(cc)	12/01/42	2,000	2,000,236
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	693,265
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,713,459
Washington St. Rev.,
Series 2020A, GO	5.000	08/01/42	3,000	3,214,031
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,120,992

				23,625,324

West Virginia 0.2%

West Virginia Parkways Auth. Rev.,
Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,865,328

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin 0.3%

Pub. Fin. Auth. Rev.,
Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000%(cc)	10/01/41	1,500	$1,514,886
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,402,891

				2,917,777

Wyoming 0.3%

Lincoln Cnty. Rev.,
Exxonmobil Proj., Rfdg., AMT (Mandatory put date 03/01/23)	2.640(cc)	10/01/44	2,900	2,900,000

TOTAL MUNICIPAL BONDS
(cost $912,100,574)				877,912,197

			Shares

EXCHANGE-TRADED FUND 0.7%
iShares National Muni Bond ETF
(cost $6,646,170)			62,753	6,617,304

TOTAL LONG-TERM INVESTMENTS
(cost $918,746,744)				884,529,501

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $4,559,540)(wb)			4,559,540	4,559,540

TOTAL INVESTMENTS 98.9%
(cost $923,306,284)				889,089,041
Other assets in excess of liabilities(z) 1.1%				9,823,744

NET ASSETS 100.0%				$898,912,785

See Notes to Financial Statements.

PGIM National Muni Fund    29

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

COP—Certificates of Participation

ETF—Exchange-Traded Fund

ETM—Escrowed to Maturity

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2023.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
228	20 Year U.S. Treasury Bonds	Jun. 2023	$28,549,875	$125,036

See Notes to Financial Statements.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$1,157,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Exchange-Traded Fund	$6,617,304	$—	$—
Municipal Bonds
Alabama	—	25,204,659	—
Alaska	—	6,955,359	—
Arizona	—	25,042,639	—
Arkansas	—	2,844,795	—
California	—	44,695,582	—
Colorado	—	42,870,417	—
Connecticut	—	10,105,148	—
District of Columbia	—	20,867,564	—
Florida	—	65,409,731	—
Georgia	—	33,315,646	—
Hawaii	—	8,190,360	—
Illinois	—	102,695,825	—
Indiana	—	5,034,021	—
Kansas	—	2,209,194	—
Kentucky	—	25,792,119	—
Louisiana	—	5,487,940	—
Maine	—	2,512,749	—
Maryland	—	1,117,432	—
Massachusetts	—	5,206,414	—
Michigan	—	10,751,983	—
Minnesota	—	2,569,506	—
Mississippi	—	476,267	—

See Notes to Financial Statements.

PGIM National Muni Fund    31

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Missouri	$—	$7,852,413	$—
Nebraska	—	5,780,548	—
New Jersey	—	66,977,480	—
New Mexico	—	4,149,379	—
New York	—	48,649,165	—
North Carolina	—	5,777,071	—
North Dakota	—	960,971	—
Ohio	—	40,126,841	—
Oklahoma	—	7,671,533	—
Oregon	—	2,207,417	—
Pennsylvania	—	53,297,849	—
Puerto Rico	—	22,381,966	—
Rhode Island	—	9,233,485	—
South Carolina	—	10,407,860	—
South Dakota	—	1,003,822	—
Tennessee	—	13,960,158	—
Texas	—	67,964,638	—
Utah	—	19,555,515	—
Virginia	—	9,290,307	—
Washington	—	23,625,324	—
West Virginia	—	1,865,328	—
Wisconsin	—	2,917,777	—
Wyoming	—	2,900,000	—
Short-Term Investment
Affiliated Mutual Fund	4,559,540	—	—

Total	$11,176,844	$877,912,197	$—

Other Financial Instruments*
Assets
Futures Contracts	$125,036	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2023 were as follows:

Transportation	25.0%
Healthcare	12.2
Special Tax/Assessment District	9.9
Pre-pay Gas	9.5

General Obligation	9.3%
Tobacco Appropriated	6.4
Power	5.3
Corporate Backed IDB & PCR	4.8

See Notes to Financial Statements.

Sector Classification (continued):

Water & Sewer	4.5%
Education	4.2
Lease Backed Certificate of Participation	3.2
Pre-Refunded	3.1
Exchange-Traded Fund	0.7
Affiliated Mutual Fund	0.5
Solid Waste/Resource Recovery	0.2

Development	0.1%

98.9
Other assets in excess of liabilities	1.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$125,036	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$2,796,478

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(69,997)

See Notes to Financial Statements.

PGIM National Muni Fund    33

Schedule of Investments  (unaudited) (continued)

as of February 28, 2023

For the six months ended February 28, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$29,984,948

*	Average volume is based on average quarter end balances as noted for the six months ended February 28, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2023

Assets

Investments at value:
Unaffiliated investments (cost $918,746,744)	$884,529,501
Affiliated investments (cost $4,559,540)	4,559,540
Interest receivable	9,273,339
Receivable for Fund shares sold	1,703,951
Deposit with broker for centrally cleared/exchange-traded derivatives	1,157,000
Receivable for investments sold	678,938
Due from broker—variation margin futures	21,375
Prepaid expenses	3,702

Total Assets	901,927,346

Liabilities
Payable for Fund shares purchased	1,853,146
Payable for investments purchased	665,806
Management fee payable	174,327
Distribution fee payable	115,422
Dividends payable	88,119
Accrued expenses and other liabilities	77,998
Affiliated transfer agent fee payable	39,073
Directors’ fees payable	670

Total Liabilities	3,014,561

Net Assets	$898,912,785

Net assets were comprised of:
Common stock, at par	$658,083
Paid-in capital in excess of par	959,278,551
Total distributable earnings (loss)	(61,023,849)

Net assets, February 28, 2023	$898,912,785

See Notes to Financial Statements.

PGIM National Muni Fund    35

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2023

Class A

Net asset value and redemption price per share, ($535,349,122 ÷ 39,180,561 shares of common stock issued and outstanding)	$13.66
Maximum sales charge (3.25% of offering price)	0.46

Maximum offering price to public	$14.12

Class C

Net asset value, offering price and redemption price per share, ($15,072,085 ÷ 1,100,747 shares of common stock issued and outstanding)	$13.69

Class Z

Net asset value, offering price and redemption price per share, ($175,129,020 ÷ 12,828,834 shares of common stock issued and outstanding)	$13.65

Class R6

Net asset value, offering price and redemption price per share, ($173,362,558 ÷ 12,698,136 shares of common stock issued and outstanding)	$13.65

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended February 28, 2023

Net Investment Income (Loss)

Income
Interest income	$12,137,043
Affiliated dividend income	107,501
Unaffiliated dividend income	14,058

Total income	12,258,602

Expenses
Management fee	1,271,293
Distribution fee(a)	738,750
Transfer agent’s fees and expenses (including affiliated expense of $ 97,812)(a)	287,355
Registration fees(a)	53,218
Custodian and accounting fees	42,211
Shareholders’ reports	21,799
Audit fee	19,414
Professional fees	12,272
Directors’ fees	10,463
Miscellaneous	17,431

Total expenses	2,474,206
Less: Fee waiver and/or expense reimbursement(a)	(178,231)
Custodian fee credit	(2,436)

Net expenses	2,293,539

Net investment income (loss)	9,965,063

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(8,217,204)
Futures transactions	2,796,478

(5,420,726)

Net change in unrealized appreciation (depreciation) on:
Investments	(862,721)
Futures	(69,997)

(932,718)

Net gain (loss) on investment transactions	(6,353,444)

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,611,619

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	665,068	73,682	—	—
Transfer agent’s fees and expenses	197,629	6,895	80,593	2,238
Registration fees	16,439	7,361	13,664	15,754
Fee waiver and/or expense reimbursement	(73,711)	(2,042)	(60,688)	(41,790)

See Notes to Financial Statements.

PGIM National Muni Fund    37

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2023	Year Ended August 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$9,965,063	$19,640,998
Net realized gain (loss) on investment transactions	(5,420,726)	(11,037,408)
Net change in unrealized appreciation (depreciation) on investments	(932,718)	(99,509,718)

Net increase (decrease) in net assets resulting from operations	3,611,619	(90,906,128)

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,787,091)	(11,317,409)
Class C	(96,791)	(179,204)
Class Z	(1,927,029)	(3,559,974)
Class R6	(2,152,503)	(4,511,710)

	(9,963,414)	(19,568,297)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	179,120,147	296,789,509
Net asset value of shares issued in reinvestment of dividends and distributions	9,402,500	18,441,996
Cost of shares purchased	(202,208,044)	(365,537,047)

Net increase (decrease) in net assets from Fund share transactions	(13,685,397)	(50,305,542)

Total increase (decrease)	(20,037,192)	(160,779,967)

Net Assets:
Beginning of period	918,949,977	1,079,729,944

End of period	$898,912,785	$918,949,977

See Notes to Financial Statements.

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.75		$15.32	$15.10	$15.27	$14.59	$15.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27	0.31	0.40	0.47	0.49
Net realized and unrealized gain (loss) on investment transactions	(0.09)		(1.57)	0.22	(0.15)	0.68	(0.40)
Total from investment operations	0.06		(1.30)	0.53	0.25	1.15	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.27)	(0.31)	(0.42)	(0.47)	(0.50)
Net asset value, end of period	$13.66		$13.75	$15.32	$15.10	$15.27	$14.59
Total Return(b):	0.42%		(8.56)%	3.58%	1.69%	8.08%	0.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$535,349		$552,551	$673,470	$606,460	$549,601	$517,433
Average net assets (000)	$536,463		$613,992	$642,658	$569,886	$517,732	$541,097
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.62	%(c)	0.61%	0.61%	0.76%	0.85%	0.83%
Expenses before waivers and/or expense reimbursement	0.65	%(c)	0.64%	0.63%	0.76%	0.85%	0.83%
Net investment income (loss)	2.18	%(c)	1.85%	2.05%	2.67%	3.23%	3.35%
Portfolio turnover rate(d)(e)	24%		50%	27%	71%	42%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund    39

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.78		$15.35	$15.13	$15.30	$14.62	$15.03
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.19	0.28	0.36	0.38
Net realized and unrealized gain (loss) on investment transactions	(0.09)		(1.57)	0.22	(0.15)	0.67	(0.41)
Total from investment operations	-(b	)	(1.42)	0.41	0.13	1.03	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.15)	(0.19)	(0.30)	(0.35)	(0.38)
Net asset value, end of period	$13.69		$13.78	$15.35	$15.13	$15.30	$14.62
Total Return(c):	0.00	%(b)	(9.31)%	2.71%	0.86%	7.20%	(0.17)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,072		$15,384	$19,794	$22,918	$22,311	$26,373
Average net assets (000)	$14,859		$17,931	$21,489	$22,458	$24,307	$27,403
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.48	%(d)	1.46%	1.45%	1.59%	1.67%	1.61%
Expenses before waivers and/or expense reimbursement	1.51	%(d)	1.49%	1.47%	1.59%	1.67%	1.61%
Net investment income (loss)	1.31	%(d)	1.01%	1.23%	1.84%	2.44%	2.57%
Portfolio turnover rate(e)(f)	24%		50%	27%	71%	42%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.74		$15.30	$15.08	$15.25	$14.58	$14.98
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.35	0.44	0.51	0.52
Net realized and unrealized gain (loss) on investment transactions	(0.09)		(1.57)	0.22	(0.15)	0.67	(0.39)
Total from investment operations	0.07		(1.26)	0.57	0.29	1.18	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.35)	(0.46)	(0.51)	(0.53)
Net asset value, end of period	$13.65		$13.74	$15.30	$15.08	$15.25	$14.58
Total Return(b):	0.55%		(8.28)%	3.83%	1.95%	8.25%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$175,129		$171,216	$167,012	$88,266	$79,953	$61,648
Average net assets (000)	$159,505		$169,419	$126,301	$85,403	$71,675	$56,666
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.36	%(c)	0.36%	0.36%	0.51%	0.63%	0.62%
Expenses before waivers and/or expense reimbursement	0.44	%(c)	0.44%	0.44%	0.55%	0.63%	0.62%
Net investment income (loss)	2.44	%(c)	2.11%	2.26%	2.92%	3.45%	3.57%
Portfolio turnover rate(d)(e)	24%		50%	27%	71%	42%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund    41

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,				December 04, 2017(a) through August 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.74		$15.30	$15.08	$15.26	$14.58	$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32	0.35	0.44	0.50	0.39
Net realized and unrealized gain (loss) on investment transactions	(0.09)		(1.57)	0.23	(0.15)	0.69	(0.20)
Total from investment operations	0.08		(1.25)	0.58	0.29	1.19	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.31)	(0.36)	(0.47)	(0.51)	(0.43)
Net asset value, end of period	$13.65		$13.74	$15.30	$15.08	$15.26	$14.58
Total Return(c):	0.59%		(8.21)%	3.91%	1.94%	8.39%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$173,363		$179,799	$219,454	$108,015	$46,168	$3,764
Average net assets (000)	$173,192		$208,328	$160,277	$76,818	$21,413	$908
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.29%	0.29%	0.42%	0.61%	0.61	%(d)
Expenses before waivers and/or expense reimbursement	0.34	%(d)	0.33%	0.34%	0.46%	0.65%	3.67	%(d)
Net investment income (loss)	2.51	%(d)	2.17%	2.32%	2.94%	3.34%	3.66	%(d)
Portfolio turnover rate(e)(f)	24%		50%	27%	71%	42%	42%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential National Muni Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM National Muni Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM National Muni Fund    43

Notes to Financial Statements   (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

PGIM National Muni Fund    45

Notes to Financial Statements  (unaudited) (continued)

calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.36
R6	0.29

PGIM National Muni Fund    47

Notes to Financial Statements   (unaudited) (continued)

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$50,741	$4,418
C	—	297

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$211,691,856	$226,265,900

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)

$—	$77,847,369	$73,287,829	$—	$—	$4,559,540	4,559,540	$107,501

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$923,726,112	$4,326,660	$(38,838,695)	$(34,512,035)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2022 of approximately $22,698,000 which can be carried forward for an unlimited period.

PGIM National Muni Fund    49

Notes to Financial Statements  (unaudited)(continued)

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	150,000,000

B	5,000,000

C	25,000,000

Z	375,000,000

T	75,000,000

R6	370,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	4	61.3

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2023:
Shares sold	4,170,550	$ 56,837,937
Shares issued in reinvestment of dividends and distributions	386,841	5,248,615
Shares purchased	(5,259,525)	(71,523,869)
Net increase (decrease) in shares outstanding before conversion	(702,134)	(9,437,317)
Shares issued upon conversion from other share class(es)	40,724	553,201
Shares purchased upon conversion into other share class(es)	(343,324)	(4,734,050)
Net increase (decrease) in shares outstanding	(1,004,734)	$ (13,618,166)

Year ended August 31, 2022:
Shares sold	5,030,126	$ 72,741,264
Shares issued in reinvestment of dividends and distributions	709,013	10,230,613
Shares purchased	(9,300,269)	(133,693,143)
Net increase (decrease) in shares outstanding before conversion	(3,561,130)	(50,721,266)
Shares issued upon conversion from other share class(es)	96,065	1,379,491
Shares purchased upon conversion into other share class(es)	(320,551)	(4,712,602)
Net increase (decrease) in shares outstanding	(3,785,616)	$ (54,054,377)

Class C
Six months ended February 28, 2023:
Shares sold	155,993	$ 2,127,244
Shares issued in reinvestment of dividends and distributions	7,066	96,103
Shares purchased	(135,396)	(1,841,327)
Net increase (decrease) in shares outstanding before conversion	27,663	382,020
Shares purchased upon conversion into other share class(es)	(43,352)	(590,124)
Net increase (decrease) in shares outstanding	(15,689)	$ (208,104)

Year ended August 31, 2022:
Shares sold	248,807	$ 3,537,070
Shares issued in reinvestment of dividends and distributions	12,278	177,026
Shares purchased	(353,577)	(5,017,611)
Net increase (decrease) in shares outstanding before conversion	(92,492)	(1,303,515)
Shares purchased upon conversion into other share class(es)	(80,691)	(1,153,746)
Net increase (decrease) in shares outstanding	(173,183)	$ (2,457,261)

PGIM National Muni Fund    51

Notes to Financial Statements   (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended February 28, 2023:
Shares sold	5,523,422	$ 75,070,707
Shares issued in reinvestment of dividends and distributions	141,190	1,914,795
Shares purchased	(5,637,631)	(76,301,565)
Net increase (decrease) in shares outstanding before conversion	26,981	683,937
Shares issued upon conversion from other share class(es)	342,678	4,721,050
Shares purchased upon conversion into other share class(es)	(3,794)	(51,983)
Net increase (decrease) in shares outstanding	365,865	$ 5,353,004

Year ended August 31, 2022:
Shares sold	9,330,508	$ 133,803,430
Shares issued in reinvestment of dividends and distributions	245,515	3,533,033
Shares purchased	(8,232,565)	(117,647,275)
Net increase (decrease) in shares outstanding before conversion	1,343,458	19,689,188
Shares issued upon conversion from other share class(es)	253,671	3,750,478
Shares purchased upon conversion into other share class(es)	(47,798)	(716,319)
Net increase (decrease) in shares outstanding	1,549,331	$ 22,723,347

Class R6
Six months ended February 28, 2023:
Shares sold	3,324,975	$ 45,084,259
Shares issued in reinvestment of dividends and distributions	158,091	2,142,987
Shares purchased	(3,879,269)	(52,541,283)
Net increase (decrease) in shares outstanding before conversion	(396,203)	(5,314,037)
Shares issued upon conversion from other share class(es)	7,532	101,910
Shares purchased upon conversion into other share class(es)	—	(4)
Net increase (decrease) in shares outstanding	(388,671)	$ (5,212,131)

Year ended August 31, 2022:
Shares sold	6,023,803	$ 86,707,745
Shares issued in reinvestment of dividends and distributions	312,016	4,501,324
Shares purchased	(7,688,551)	(109,179,018)
Net increase (decrease) in shares outstanding before conversion	(1,352,732)	(17,969,949)
Shares issued upon conversion from other share class(es)	102,896	1,498,261
Shares purchased upon conversion into other share class(es)	(3,132)	(45,563)
Net increase (decrease) in shares outstanding	(1,252,968)	$ (16,517,251)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

PGIM National Muni Fund    53

Notes to Financial Statements   (unaudited) (continued)

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

PGIM National Muni Fund    55

Notes to Financial Statements   (unaudited) (continued)

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

PGIM National Muni Fund    57

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102
SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102
CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286
TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017
FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM National Muni Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM NATIONAL MUNI FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRNMX	PNMCX	DNMZX	PNMQX

CUSIP	74441U105	74441U303	74441U402	74441U600

MF104E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 17, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 17, 2023